Basis of Presentation and Organization (Restated)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Basis of Presentation and Organization (Restated) [Abstract]
BASIS OF PRESENTATION AND ORGANIZATION (RESTATED)
Note 1 – BASIS OF PRESENTATION AND ORGANIZATION (RESTATED)

Basis of Presentation
The accompanying condensed consolidated financial statements were prepared in conformity with generally accepted accounting principles in the United States (“US GAAP”) and with the instructions to Form 10-Q.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to U.S. GAAP rules and regulations for presentation of interim financial information. Therefore, the unaudited condensed interim consolidated financial statements should be read in conjunction with the audited annual financial statements for the years ended June 30, 2013 and 2012. Current and future financial statements may not be directly comparable to the Company’s historical financial statements.  However, except as disclosed herein, there have been no material changes in the information disclosed in the notes to the financial statements for the year ended June 30, 2013 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission. The unaudited consolidated financial statements should be read in conjunction with the financial statements included in the Form 10-K. In the opinion of Management, all adjustments considered necessary for a fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the six months ended December 31, 2013 are not necessarily indicative of the results that may be expected for the year ending June 30, 2014.

Restatements
Subsequent to the issuance of the Company's financial statements for the three and six months ended December 31, 2013, the Company determined that certain transactions and presentation in the financial statements had not been accounted for properly in the Company's financial statements.  Specifically, the amount of the value available on the card for the consumer in certain gift card and similar programs had been improperly recognized in revenue and cost of revenues.  Also, the provision for income tax and deferred tax was incorrectly calculated.  The Company also used this opportunity to realign operating expenses and cost of revenue to conform to future financials filed.

The Company has restated its consolidated balance sheet as of December 31, 2013 and fiscal year ended June 30, 2013, consolidated statement of operations and comprehensive (loss) income for the three and six months ended December 31, 2013 and 2012, consolidated statement of stockholders’ equity, consolidated statement of cash flows for the six months ended December 31, 2013 and 2012 to give effect to these changes.

The effects of these restatements and reclassifications are as follows:

BALANCE SHEET	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	June 30, 2013	June 30, 2013	June 30, 2013

ASSETS
CURRENT ASSETS
TOTAL CURRENT ASSETS	35,890,245	-	35,890,245	36,231,996	-	36,231,996

NON-CURRENT ASSETS
Intangible assets	3,339,148	-	3,339,148	3,314,413	-	3,314,413
Deferred tax asset	1,081,531	289,740	1,371,271	988,860	141,594	1,130,454
Property, plant and equipment	502,724	-	502,724	569,031	-	569,031
Other assets	-	-	-	45,973	-	45,973
Goodwill	67,659	-	67,659	69,057	-	69,057
TOTAL NON-CURRENT ASSETS	4,991,062	289,740	5,280,802	4,987,334	141,594	5,128,928

TOTAL ASSETS	$40,881,307	$289,740	$41,171,047	$41,219,330	$141,594	$41,360,924

LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
TOTAL CURRENT LIABILITIES	33,721,813	-	33,721,813	33,650,881	-	33,650,881

NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES	44,731	-	44,731	45,665	-	45,665

TOTAL LIABILITIES	33,766,544	-	33,766,544	33,696,546	-	33,696,546

EQUITY
Preferred stock	50	-	50	50	-	50
Common stock	9,812	-	9,812	996,163	-	996,163
Common stock to be issued	509	-	509	33,837	-	33,837
Treasury stock	150	-	150	-	-	-
APIC	15,942,270	-	15,942,270	14,462,575	-	14,462,575
Other accumulated comprehensive gain (loss)	(1,200,861)	(35,158)	(1,236,019)	(1,052,144)	(27,618)	(1,079,762)
Accumulated deficit	(7,637,167)	324,898	(7,312,269)	(6,917,697)	169,212	(6,748,485)
TOTAL EQUITY	7,114,763	289,740	7,404,503	7,522,784	141,594	7,664,378

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$40,881,307	$289,740	$41,171,047	$41,219,330	$141,594	$41,360,924

STATEMENTS OF OPERATIONS	Three months ended			Six months ended
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013

Revenue	$1,581,716	$(59,898)	$1,521,818	$2,955,168	$(240,955)	$2,714,213
Cost of revenue	783,425	(59,917)	723,508	1,738,669	(240,954)	1,497,715
Gross profit	798,291	19	798,310	1,216,499	(1)	1,216,498

Operating expenses
Compensation expenses	251,521	-	251,521	369,074	-	369,074
Research and development expense	109,397	-	109,397	218,795	-	218,795
Bad debt expenses	30,259	-	30,259	251,252	-	251,252
Occupancy expenses	70,123	(19)	70,104	132,041	(2,865)	129,176
Depreciation expense	16,813	20	16,833	36,907	-	36,907
General and administration expenses	476,376	19	476,395	642,806	2,865	645,671
Total operating expenses	954,489	20	954,509	1,650,875	-	1,650,875
(loss) Income from operations	(156,198)	(1)	(156,199)	(434,376)	(1)	(434,377)

Other income / (expense)
Interest income	26,383	-	26,383	53,222	-	53,222
Research and development grant	111,900	-	111,900	295,200	-	295,200
Other (expense) income	3,713	(3,287)	426	3,713	(6,356)	(2,643)
Finance costs	(284)	-	(284)	(284)	-	(284)
Total other income	141,712	(3,287)	138,425	351,851	(6,356)	345,495

(Loss) income from operations before income taxes	(14,486)	(3,288)	(17,774)	(82,525)	(6,357)	(88,882)
Income tax expense	299,187	(170,967)	128,220	339,416	(162,044)	177,372

Net (loss) income from continuing operations	(313,673)	167,679	(145,994)	(421,941)	155,687	(266,254)
Net loss from discontinued operations	(104,678)	-	(104,678)	(297,530)	-	(297,530)
Net (loss) income	(418,351)	167,679	(250,672)	(719,471)	155,687	(563,784)
Other comprehensive income	(287,468)	(10,082)	(297,550)	(148,717)	(7,540)	(156,257)
Comprehensive (loss) income	$(705,819)	$157,597	$(548,222)	$(868,188)	$148,147	$(720,041)

Net (loss) income per share:
Basic and Diluted Continuting operations	$(0.030)	$0.016	$(0.014)	$(0.041)	$0.015	$(0.026)
Discontinued	$(0.010)	$-	$(0.010)	$(0.028)	$-	$(0.028)
Total	$(0.040)	$0.016	$(0.024)	$(0.069)	$0.015	$(0.054)

STATEMENTS OF OPERATIONS	Three months ended			Six months ended
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012

Revenue	$1,309,608	$(72,541)	$1,237,067	$2,616,913	$(274,597)	$2,342,316
Cost of revenue	770,794	(72,536)	698,258	1,683,600	(274,596)	1,409,004
Gross profit	538,814	(5)	538,809	933,313	(1)	933,312

Operating expenses
Compensation expenses	231,954	(31,409)	200,545	386,883	(65,481)	321,402
Research and development expense	118,057	(1,333)	116,724	236,115	-	236,115
Bad debt expenses	61,736	-	61,736	68,686	-	68,686
Occupancy expenses	64,862	(5,686)	59,176	123,489	(11,370)	112,119
Depreciation expense	18,870	(4)	18,866	29,921	-	29,921
General and administration expenses	62,277	38,170	100,447	71,621	76,333	147,954
Total operating expenses	557,756	(262)	557,494	916,715	(518)	916,197
(loss) Income from operations	(18,942)	257	(18,685)	16,598	517	17,115

Other income / (expense)
Interest income	23,925	-	23,925	54,093	-	54,093
Research and development grant	93,483	-	93,483	186,948	-	186,948
Other (expense) income	-	(1,199)	(1,199)	(141)	-	(141)
Finance costs	-	-	-	-	(6,127)	(6,127)
Total other income	117,408	(1,199)	116,209	240,900	(6,127)	234,773

(Loss) income from operations before income taxes	98,466	(942)	97,524	257,498	(5,610)	251,888
Income tax expense	90,158	(14,895)	75,263	95,078	72,306	167,384
Net (loss) income from continuing operations	8,308	13,953	22,261	162,420	(77,916)	84,504
Net loss from discontinued operations	-	-	-	-	-	-
Net (loss) income	8,308	13,953	22,261	162,420	(77,916)	84,504
Other comprehensive income	(63,565)	1,604	(61,961)	178,363	(2,524)	175,839
Comprehensive (loss) income	$(55,257)	$15,557	$(39,700)	$340,783	$(80,440)	$260,343

Net (loss) income per share:
Basic and Diluted Continuing operations	$0.002	$0.003	$0.004	$0.031	$(0.015)	$0.016
Discontinued	$-	$-	$-	$-	$-	$-
Total	$0.002	$0.003	$0.004	$0.031	$(0.015)	$0.016

STATEMENTS OF CASH FLOWS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012

Net income (loss)	$(719,470)	$155,686	$(563,784)	$162,420	$(77,916)	$84,504
Net (loss) from discontinued operations	(297,530)	-	(297,530)	-	-	-
Net (loss) income from continuing operations	(421,940)	155,686	(266,254)	162,420	(77,916)	84,504

Adjustments to reconcile net loss to net cash used in operating activities:

Depreciation & amortization	357,687	-	357,687	345,507	-	345,507
Stock options and shares issued for compensation	178,356	-	178,356	-	-	-

(Increase) / decrease in assets:
Trade receivables	(316,347)	-	(316,347)	32,103	-	32,103
Inventories	10,034	-	10,034	(108,826)	-	(108,826)
Deferred tax assets	333,067	(155,686)	177,381	88,950	78,434	167,384
Other assets	(460,935)	-	(460,935)	85,329	-	85,329
Increase / (decrease) in current liabilities:
Trade payables	187,821	-	187,821	(1,191,086)	-	(1,191,086)
Net cash used in operating activities	(132,257)	-	(132,257)	(585,603)	518	(585,085)
CASH FLOWS FROM INVESTING
ACTIVITIES
Purchase of property, plant and equipment	(73,053)	-	(73,053)	(588,018)	(518)	(588,536)
Purchase of subsidiary	(322,875)	-	(322,875)	-	-	-
Net cash used in investing activities	(395,928)	-	(395,928)	(588,018)	(518)	(588,536)

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	429,299	-	429,299	807,650	-	807,650

Net cash (used in) operations	(98,886)	-	(98,886)	(365,971)	-	(365,971)

Cash flows from discontinued operations
Net cash (used in) discontinued operations	(65,287)	-	(65,287)	-	-	-

Effect of exchange rate changes on cash and cash equivalents	(141,916)	-	(141,916)	124,483	-	124,483
Net increase in cash and cash equivalents	(306,089)	-	(306,089)	(241,488)	-	(241,488)
Cash and cash equivalents at the beginning of the period	7,140,539	-	7,140,539	5,617,025	-	5,617,025

Cash and cash equivalents at the end of the period	6,899,738	-	6,899,738	5,375,537	-	5,375,537

SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for:
Income tax payments	$6,356	$(6,356)	$-	$95,078	$(95,078)	$-
Interest payments	$888,684	$-	$888,684	$901,130	$-	$901,130

Note 1 – BASIS OF PRESENTATION AND ORGANIZATION (RESTATED)

Basis of Presentation
Source Financial, Inc., formerly known as The Wiki Group, Inc., (the “Company” or “Source”) was incorporated under the laws of the State of Delaware on June 24, 1988 as Windsor Capital Corp.  Between March 2001 and January 2008 the Company amended and restated its Articles of Incorporation and changed its corporate name to Energy Control Technology, Inc., 5Fifty5.com, Inc., Swap-A-Debt, Inc., WikiLoan, Inc. and finally Wiki Group, Inc. on March 12, 2012.

Moneytech Limited (“Moneytech”) was incorporated under the laws of Australia on September 9, 2003, and (through its wholly owned subsidiaries Moneytech Finance Pty Ltd, mPayments Pty Ltd., Moneytech POS Pty Ltd. and Moneytech Services Pty Ltd.) offers working capital, trade and debtor finance solutions, to small and medium sized businesses in Australia.

On June 30, 2013, Source acquired Moneytech and it’s wholly owned subsidiaries, Moneytech Finance Pty. Ltd., mPayments Pty. Ltd., Moneytech POS Pty. Ltd. and Moneytech Services Pty. Ltd.  Under the terms of the Exchange Agreement, all stockholders of Moneytech received a total of 5,300,000 shares of voting common stock of Source in exchange for all outstanding shares of Moneytech. In addition, pursuant to a separate agreement, the President of Moneytech received 5,000 shares of Preferred Series B Stock.  Under accounting principles generally accepted in the United States, the share exchange is considered to be a capital transaction in substance, rather than a business combination.  That is, the share exchange is equivalent to the issuance of stock by Moneytech for the net monetary assets of Source accompanied by a recapitalization, and is accounted for as a change in capital structure.  Accordingly, the accounting for the share exchange will be identical to that resulting from a reverse acquisition, except no goodwill will be recorded.  Under share reverse takeover accounting, the post reverse acquisition comparative historical financial statements of the legal acquirer, Source are those of the legal acquiree, Moneytech, which is considered to be the accounting acquirer.  Share and per share amounts stated have been retroactively adjusted to reflect the merger.

Organization
Moneytech delivers its product offerings through ‘The Moneytech Exchange’, which is a real-time core banking platform, developed in-house and which continues to be upgraded with the support of the Australian Federal Government’s Research and Development program.

The Moneytech Exchange serves as the backbone of the business in Australia by providing internet banking style access to Moneytech’s customers and back-office systems to Moneytech staff.

The Company offers a range of innovative financial products and services to businesses and consumers in Australia and the United States through its principal operating subsidiaries, Moneytech and WikiTechnologies, Inc. The Company recently formed a new corporation in the United States, Moneytech USA, Inc.

When used in these notes, the terms "Company," "we," "our," or "us" mean Source Financial, Inc. and its subsidiaries.

Restatements

Subsequent to the issuance of the Company's financial statements for the fiscal year ended June 30, 2013, the Company determined that certain transactions and presentation in the financial statements had not been accounted for properly in the Company's financial statements.  Specifically, the amount of the value available on the card for the consumer in certain gift card and similar programs had been improperly recognized in revenue and cost of revenues.  Also, the provision for income tax and deferred tax was incorrectly calculated.  The Company also used this opportunity to realign operating expenses and cost of revenue to conform to future financials filed.

The Company has restated the consolidated balance sheet, consolidated statement of operations and comprehensive (loss) income, consolidated statement of stockholders’ equity, consolidated statement of cash flows for the fiscal years ended June 30, 2013 and 2012 to give effect to these changes.

The effects of these restatements and reclassifications are as follows:

BALANCE SHEETS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June 30, 2012	June 30, 2012	June 30, 2013	June 30, 2013	June 30, 2013
ASSETS
CURRENT ASSETS
TOTAL CURRENT ASSETS	33,919,346	-	33,919,346	35,974,537	-	35,974,537

NON-CURRENT ASSETS
Intangible assets	3,467,872	-	3,467,872	3,512,767	-	3,512,767
Deferred tax asset	2,155,244	(114,156)	2,041,089	988,860	141,594	1,130,454
Property, plant and equipment	684,786	-	684,786	578,136	-	578,136
Other assets	-	-	-	95,973	-	95,973
Goodwill	-	-	-	69,057	-	69,057
TOTAL NON-CURRENT ASSETS	6,307,902	(114,156)	6,193,747	5,244,793	141,594	5,386,387

TOTAL ASSETS	$40,227,248	$(114,156)	$40,113,093	$41,219,330	$141,594	$41,360,924

LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
Trade and other payables	6,597,747	(1)	6,597,746	5,250,399	-	5,250,399
Wholesale loan facility	24,688,865	-	24,688,865	25,669,388	-	25,669,388
Cash reserve	703,003	-	703,003	2,731,094	-	2,731,094
TOTAL CURRENT LIABILITIES	31,989,615	(1)	31,989,614	33,650,881	-	33,650,881

NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES	218,574	-	218,574	45,665	-	45,665

TOTAL LIABILITIES	32,208,189	(1)	32,208,188	33,696,546	-	33,696,546

EQUITY
Preferred stock	50	-	50	50	-	50
Common stock	530,000	-	530,000	996,164	(1)	996,163
Common stock to be issued	-	-	-	-	33,837	33,837
Additional paid-in capital	14,639,149	1	14,639,150	14,496,411	(33,836)	14,462,575
Other accumulated comprehensive gain (loss)	(244,289)	(8,769)	(253,058)	(1,052,144)	(27,618)	(1,079,762)
Accumulated deficit	(6,905,851)	(105,386)	(7,011,237)	(6,917,697)	169,212	(6,748,485)
TOTAL EQUITY	8,019,059	(114,154)	7,904,905	7,522,784	141,594	7,664,378

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$40,227,248	$(114,155)	$40,113,093	$41,219,330	$141,594	$41,360,924

STATEMENTS OF OPERATIONS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June, 30 2012	June, 30 2012	June 30, 2013	June 30, 2013	June 30, 2013
Revenue	$4,171,622	$-	$4,171,622	$6,098,374	$(793,244)	$5,305,130
Cost of revenue	2,622,383	92,844	2,715,227	3,700,918	(699,345)	3,001,573
Gross profit	1,549,239	(92,844)	1,456,395	2,397,456	(93,899)	2,303,557

Operating expenses
Compensation expenses	807,671	(960)	806,711	859,754	(129,486)	730,268
Research and development expense	199,144	-	199,144	472,229	-	472,229
Bad debt expenses	78,038	-	78,038	393,774	-	393,774
Occupancy expenses	254,145	(33,145)	221,000	276,615	(22,483)	254,132
Depreciation expense	129,246	(92,844)	36,402	169,743	(93,899)	75,844
General and administration expenses	207,629	19,307	226,936	99,251	151,969	251,220
Total operating expenses	1,675,873	(107,642)	1,568,231	2,271,366	(93,899)	2,177,467
(loss) Income from operations	(126,634)	14,798	(111,836)	126,090	-	126,090

Other income / (expense)
Interest income	109,899	-	109,899	114,309	-	114,309
Research and development grant	302,876	-	302,876	526,962	-	526,962
Other (expense) income	-	(14,797)	(14,797)	(182,566)	-	(182,566)
Finance costs	(28,555)	-	(28,555)	(16,797)	-	(16,797)
Total other income	384,220	(14,797)	369,423	441,908	-	441,908
(Loss) income from operations before income taxes	257,586	1	257,587	567,998	-	567,998
Income tax expense	-	179,647	179,647	579,844	(274,598)	305,246
Net (loss) income	257,586	(179,646)	77,940	(11,846)	274,598	262,752
Other comprehensive income	(253,444)	164	(253,280)	(807,855)	(18,849)	(826,704)
Comprehensive (loss) income	$4,142	$(179,482)	$(175,340)	$(819,701)	$255,749	$(563,952)

Net income (loss) per share:
Basic	$0.049	$(0.034)	$0.015	$(0.002)	$0.052	$0.049
Diluted	$0.049	$(0.034)	$0.015	$(0.002)	$0.052	$0.049

STATEMENTS OF CASH FLOWS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June 30, 2012	June 30, 2012	June 30, 2013	June 30, 2013	June 30, 2013
Net income (loss)	$257,586	$(179,646)	$77,940	$(11,846)	$274,598	$262,752
Adjustments to reconcile net loss to net cash used in operating activities:

Depreciation & amortization	594,011	-	594,011	697,017	-	697,017
(Increase) / decrease in assets:
Trade receivables	(7,765,220)	-	(7,765,220)	(3,555,934)	-	(3,555,934)
Inventories	3,440	-	3,440	(120,644)	-	(120,644)
Deferred tax assets	-	179,646	179,646	579,844	(274,598)	305,246
Other assets	(862,462)	-	(862,462)	324,906	-	324,906
Increase/ (decrease) in current liabilities:
Trade payables	3,737,665	-	3,737,665	(769,094)	-	(769,094)
Net cash used in operating activities	(4,034,980)	-	(4,034,980)	(2,855,751)	-	(2,855,751)

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(790,967)	-	(790,967)	(824,747)	-	(824,747)

CASH FLOWS FROM FINANCING
ACTIVITIES
Net cash provided by financing activities	7,751,988	-	7,751,988	6,096,650	-	6,096,650

Net cash provided by operations	2,926,041	-	2,926,041	2,416,152	-	2,416,152

Effect of exchange rate changes on cash and cash equivalents	(163,975)	-	(163,975)	(827,350)	-	(827,350)
Net increase in cash and cash equivalents	2,762,066	-	2,762,066	1,588,802	-	1,588,802
Cash and cash equivalents at the beginning of the period	2,854,959	-	2,854,959	5,617,025	-	5,617,025

Cash and cash equivalents at the end of the period	5,617,025	-	5,617,025	7,205,827	-	7,205,827

SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for:
Income tax payments	$-	$-	$-	$-	$-	$-
Interest payments	$1,711,920	$-	$1,711,920	$1,905,471	$-	$1,905,471